Warrant Liabilities - Summary of Warrants Outstanding (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Class Of Warrant Or Right [Line Items]
Balance	$ 15,821
Assumed upon Business Combination	8,140
Change in fair value	(3,484)
Conversion and exchange upon Business Combination	(16,747)
Balance	3,730
Series A-4 redeemable convertible preferred stock ("Series A-4")
Class Of Warrant Or Right [Line Items]
Balance	15,821
Change in fair value	926
Conversion and exchange upon Business Combination	(16,747)
Balance
Private Placement
Class Of Warrant Or Right [Line Items]
Assumed upon Business Combination	8,140
Change in fair value	(4,410)
Balance	$ 3,730